SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating losses carryforwards	$ 2,289,316	$ 2,114,470
Less: valuation allowance	(2,289,316)	(2,114,470)	$ (1,771,321)	$ (1,610,704)
Deferred tax assets, net